Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 722,000
Previously Paid Amount	0.00
Total Fee Amount	110.54
Total Offset Amount	0.00
Net Fee	110.54
Narrative - Max Aggregate Offering Price	$ 722,000
Final Prospectus	true